Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue from contracts with customers	$ 7,412	$ 6,321	$ 10,242
Cost of sales	(4,942)	(4,613)	(7,101)
Gross profit	2,470	1,708	3,141
Selling, general and administrative expenses	(3,005)	(2,477)	(3,618)
Impairment of property, plant and equipment		(335)
Impairment of operating lease right of use assets		(527)
Operating loss	(535)	(1,631)	(477)
Non-operating income:
Exchange gain, net	124	198	32
Interest income	203	248	87
Other income	22	30	38
Gain on disposal of property, plant and equipment	333	16	7
Total non-operating income	682	492	164
(Loss) income before income taxes	147	(1,139)	(313)
Income taxes (note 3)	(38)	161	20
Net (loss) income	109	(978)	(293)
Net (profit) loss attributable to non-controlling interests	(3)	19	(1)
Net (loss) income attributable to Highway Holdings Limited’s shareholders	$ 106	$ (959)	$ (294)
Net (loss) income per share:
- basic (in Dollars per share)	$ 0.02	$ (0.22)	$ (0.07)
- diluted (in Dollars per share)	$ 0.02	$ (0.22)	$ (0.07)
Weighted average number of shares outstanding:
- basic (in Shares)	4,401,825	4,373,236	4,070,524
- diluted (in Shares)	4,401,825	4,373,236	4,070,524